Organization - Additional Information (Detail)	12 Months Ended
Sep. 30, 2017 USD ($) Series shares
Number of established separate series | Series	5
Shares issued | shares	10
Aggregate purchase price | $	$ 1,000
SPDR Long Dollar Gold Trust [Member]
Shares issued | shares	10
Aggregate purchase price | $	$ 1,000